Label	Element	Value
NEOS MSCI EAFE High Income ETF | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%
NEOS MSCI EAFE High Income ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
NEOS MSCI EAFE High Income ETF | MSCI EAFE Index Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)